Equity - Narrative (FY) (Details)										1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 05, 2023 shares	Nov. 13, 2023 $ / shares shares	Dec. 20, 2022 USD ($)	Apr. 06, 2022 USD ($) $ / shares shares	Oct. 25, 2021 USD ($)	Aug. 06, 2020 USD ($)	Jul. 28, 2020 USD ($)	Jun. 11, 2020 USD ($) $ / shares shares	Dec. 18, 2019 USD ($) $ / shares shares	Jun. 30, 2017 $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 27, 2024
Subsidiary, Sale of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares											$ 46.12	$ 45.98	$ 1.53	$ 1.62
Class of warrant or right, outstanding (in shares)											975,132	1,040,813	31,228,279	10,735,980
Common stock, shares authorized (in shares)											350,000,000	350,000,000	350,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001									$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)											17,816,238	5,397,597
Common stock, shares outstanding (in shares)											17,816,238	5,397,597
Number of votes per share that common stockholders are entitled to | vote												1
Dividends declared or paid on common stock | $												$ 0
Preferred stock, convertible, conversion ratio												1,000			33.333
Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares												$ 1.53
Class of warrant or right, outstanding (in shares)												31,224,703
Common stock, shares issued (in shares)												161,927,821	153,042,435
Common stock, shares outstanding (in shares)												161,927,821	153,042,435
2019 Warrants
Subsidiary, Sale of Stock [Line Items]
Warrant issued | $			$ 800,000
Warrants to purchase common stock
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, outstanding (in shares)											966,393	966,393	28,991,953	10,443,511
Warrants to purchase common stock | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, outstanding (in shares)												28,991,953
Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				27,428,572
Sale common stock | $				$ 36,900,000
Underwriting Agreement - 2022 Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)				20,571,429
Class of warrant or right, number of securities called by warrants or rights (in shares)				0.75
Share price (in dollars per share) | $ / shares				$ 1.41
Exercise price (in dollars per share) | $ / shares				$ 1.55
At-The-Market Offering
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)											0	0	774,544
Sale common stock | $					$ 51,000,000	$ 50,000,000
Net proceeds from issuance of common stock | $													$ 2,100,000
SOBI Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)								5,416,390
Share price (in dollars per share) | $ / shares								$ 4.6156
Sale common stock | $								$ 25,000,000
Sale of stock, percentage of ten-day volume weighted average price of common stock								120.00%
Redemption premium | $							$ 14,500,000
December 2019 Financing
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)									37,634,883
Share price (in dollars per share) | $ / shares									$ 1.46
Sale common stock | $									$ 65,600,000
Class of warrant or right, outstanding (in shares)									22,988,501
Warrant issued | $									$ 40,700,000
Issuance costs | $									$ 4,400,000
Warrant liabilities, net of current portion | $												$ 6,400,000
Warrant, increase (decrease) in equity, amount | $												$ (12,700,000)	$ (20,900,000)	$ 2,300,000
December 2019 Financing | Common Warrant
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share) | $ / shares									$ 0.125
Exercise price (in dollars per share) | $ / shares									$ 1.46
Warrants and rights outstanding, term									5 years
December 2019 Financing | Pre-Funded Warrant
Subsidiary, Sale of Stock [Line Items]
Exercise price (in dollars per share) | $ / shares									$ 0.0001
Class of warrant or right, number of warrants exercised (in shares)									8,342,128
2017 PIPE
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)										2,750,000
Share price (in dollars per share) | $ / shares										$ 16
Springer Purchase Agreement
Subsidiary, Sale of Stock [Line Items]
Share price (in dollars per share) | $ / shares										$ 17.71
Issuance of common stock, net of issuance costs (in shares)										338,791
Warrants to purchase common stock
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)										79,130
Exercise price (in dollars per share) | $ / shares										$ 17.71
Warrants and rights outstanding, term										5 years
Old Cartesian | Common stock
Subsidiary, Sale of Stock [Line Items]
Issuance of shares (in shares)	6,723,639	224,099
Old Cartesian | Common stock | Previously Reported [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of shares (in shares)		6,723,639